Trade and other receivables (Details 1) - ARS ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Trade and other receivables [abstract]
Beginning of the year	$ 131,748	$ 93,532
Additions (Note 25)	86,645	49,360
Unused amounts reversed (Note 25)	(12,742)	(8,627)
Used during the year	(4,152)	(2,517)
End of the year	$ 201,499	$ 131,748